Restatement of previously issued consolidated financial statements - Disclosure of detailed Information about restatement of consolidated statement of financial position (Details) - CAD ($)	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated statement of financial position
Contract asset, current	$ 35,374	$ 35,374	$ 35,374	$ 35,374
Current assets	233,247	658,540	1,654,434	3,014,140
Contract asset, non-current	266,221	283,910	292,753	301,595
Total assets	505,467	949,533	1,954,812	3,323,902
Contract liability, current	353,735	353,735	353,735	353,735
Current liabilities	1,550,604	878,928	887,090	1,631,377
Put liability	718,531	643,946	609,610	577,104
Contract liability, non-current	2,662,219	2,839,087	2,927,521	3,015,954
Total liabilities	4,931,354	4,361,961	4,424,221	5,224,435
Common shares	27,529,531	27,572,615	27,572,615	27,077,001
Accumulated deficit	(36,578,042)	(35,361,422)	(34,410,675)	(33,573,883)
Total shareholders' deficiency	(4,425,887)	(3,412,428)	(2,469,409)	(1,900,533)	$ (319,997)	$ 1,206,450
Total liabilities and shareholders' deficiency	505,467	949,533	1,954,812	3,323,902
Previously stated [Member]
Consolidated statement of financial position
Contract asset, current	25,261	25,261	25,261	25,261
Current assets	223,134	648,427	1,644,321	3,004,027
Contract asset, non-current	189,976	202,607	208,922	215,237
Total assets	419,109	858,117	1,860,868	3,227,431
Contract liability, current	252,609	252,609	252,609	252,609
Current liabilities	1,449,479	777,802	785,964	1,530,251
Put liability	0	0	0	0
Contract liability, non-current	1,899,754	2,026,059	2,089,211	2,152,363
Total liabilities	3,349,233	2,803,861	2,875,175	3,682,614
Common shares	28,960,095	29,003,179	29,003,179	28,507,565
Accumulated deficit	(36,512,843)	(35,325,302)	(34,386,137)	(33,559,097)
Total shareholders' deficiency	(2,930,124)	(1,945,744)	(1,014,307)	(455,183)
Total liabilities and shareholders' deficiency	$ 419,109	$ 858,117	$ 1,860,868	$ 3,227,431